Intangible assets (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	₨ 634,730	₨ 679,991	₨ 665,097
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	2,392,622	2,085,116	1,744,218
Acquisitions during the year	325,471	307,506	340,898
Disposals during the year	0	0	0
Balance at ending	2,718,093	2,392,622	2,085,116
Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,712,631	1,420,019	1,182,294
Acquisitions during the year	370,932	292,612	237,725
Impairment loss on intangibles			0
Balance at ending	2,083,363	1,712,631	1,420,019
Bandwidth Capacity [Member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	149,210	223,693	298,175
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	736,388	736,388	684,334
Acquisitions during the year	0	0	52,054
Disposals during the year	0	0	0
Balance at ending	736,388	736,388	736,388
Bandwidth Capacity [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	512,695	438,213	367,344
Acquisitions during the year	74,483	74,482	70,869
Impairment loss on intangibles			0
Balance at ending	587,178	512,695	438,213
Computer software [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	450,958	418,587	326,061
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,578,234	1,270,728	986,884
Acquisitions during the year	325,471	307,506	283,844
Disposals during the year	0	0	0
Balance at ending	1,903,704	1,578,234	1,270,728
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,159,647	944,667	781,419
Acquisitions during the year	293,299	214,980	163,248
Impairment loss on intangibles			0
Balance at ending	1,452,946	1,159,647	944,667
Licences and franchises [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	34,561	37,711	40,861
Licences and franchises [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	78,000		73,000
Acquisitions during the year	0	0	5,000
Disposals during the year	0	0	0
Balance at ending	78,000	78,000
Licences and franchises [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	40,289	37,139	33,531
Acquisitions during the year	3,150	3,150	3,608
Impairment loss on intangibles			0
Balance at ending	₨ 43,439	₨ 40,289	₨ 37,139